Goodwill, Digital Asset, and Intangible Assets (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Intangible assets, gross	$ 368,191		$ 368,191		$ 294,629	$ 46,333
Less: Accumulated amortization	(136,141)		(136,141)		(92,822)	(23,951)
Intangible assets, net	232,051		232,051		201,807
Amortization expense	22,000	$ 22,000	46,000	$ 26,000	70,000	9,000
Patent application costs
Intangible assets
Intangible assets, gross	301,379		$ 301,379		$ 207,630	$ 46,333
Intangible asset useful life			3 years		3 years
Trade name and trademarks
Intangible assets
Intangible assets, gross	$ 66,812		$ 66,812		$ 86,999
Intangible asset useful life			3 years		3 years